CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
NET INCOME	$ 4,539	$ 5,130
Available-for sale Securities:
Unrealized holding gain/(loss) on securities arising during period	1,605	(968)
Tax effect	444	(254)
Net-of-tax amount	1,161	(714)
Fair Value adjustment on derivatives:
Unrealized holding loss on derivative	(78)
Tax effect	(20)
Net-of-tax amount	(58)
Defined benefit pension plans:
Net gain arising during the period	364	1,535
Settlement charge	(31)
Net gain	333	1,535
Tax effect	87	411
Net-of-tax amount	246	1,124
Other comprehensive income net of tax	1,349	410
COMPREHENSIVE INCOME	$ 5,888	$ 5,540